Short-term debt (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt
Short-term debt	€ 2,099	€ 456,904
Short-term debt	2,099	456,904
Borrowings offset under cash management system	251,353	126,836
Cash and cash equivalents before offset	1,431,540	1,530,328
Short-term debt from unrelated parties before offset	253,452	583,740
Commercial paper program
Debt
Short-term debt		399,078
Commercial paper borrowing limit	1,500,000
Outstanding amount		400,000
Borrowings under lines of credit
Debt
Short-term debt	€ 1,941	€ 57,754
Average interest rate (as a percent)	8.57%	8.55%
Other
Debt
Short-term debt	€ 158	€ 72
Borrowings excluding Syndicated Credit Facility
Debt
Remaining borrowing capacity	€ 1,508,486	€ 1,321,417